Risk management - Aging analysis (past due but performing): Business lending portfolio by geographic area, outstandings (Details) - Business lending - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 8,825	€ 7,659
Increase (decrease) in financial assets	1,200
Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	7,437	6,452
Increase (decrease) in financial assets	1,000
Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	1,148	629
Increase (decrease) in financial assets	500
Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	240	575
Increase (decrease) in financial assets	(336)
Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets		4
Belgium
Disclosure of credit risk exposure [line items]
Financial assets	1,037	639
Belgium | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	929	579
Belgium | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	98	49
Belgium | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	11	10
Belgium | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
United Kingdom
Disclosure of credit risk exposure [line items]
Financial assets	1,410	1,736
United Kingdom | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	623	1,147
United Kingdom | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	659	77
United Kingdom | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	128	512
Increase (decrease) in financial assets	(383)
United Kingdom | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	596	303
Luxembourg | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	577	302
Luxembourg | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	8	1
Luxembourg | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	11
Luxembourg | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Netherlands
Disclosure of credit risk exposure [line items]
Financial assets	531	775
Netherlands | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	509	730
Netherlands | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	10	30
Netherlands | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	12	15
Netherlands | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Poland
Disclosure of credit risk exposure [line items]
Financial assets	383	329
Poland | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	346	279
Poland | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	26	35
Poland | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	10	14
Poland | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
France
Disclosure of credit risk exposure [line items]
Financial assets	190	90
France | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	58	83
France | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	132	6
France | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
France | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Germany
Disclosure of credit risk exposure [line items]
Financial assets	242	60
Germany | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	131	44
Germany | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	110	16
Germany | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	1
Germany | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Rest of Europe
Disclosure of credit risk exposure [line items]
Financial assets	977	715
Rest of Europe | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	972	474
Rest of Europe | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	2	239
Rest of Europe | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	2	1
Rest of Europe | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets		1
America
Disclosure of credit risk exposure [line items]
Financial assets	2,650	1,986
America | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	2,508	1,901
America | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	101	67
America | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	41	19
America | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Asia
Disclosure of credit risk exposure [line items]
Financial assets	306	601
Asia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	284	553
Asia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets		48
Asia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	22
Asia | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Australia
Disclosure of credit risk exposure [line items]
Financial assets	502	426
Australia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	501	359
Australia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	1	61
Australia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets		4
Australia | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets		€ 2